Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Provision
Federal statutory income tax rate	21.00%	21.00%
State tax, net of federal benefit	7.00%	5.00%
Change in valuation allowance on net operating loss carry-forwards	(28.00%)	(26.00%)
Effective income tax rate	0.00%	0.00%